OPERATING LEASES - Maturities of Operating Leases For Previous Year (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2022		$ 1,289
2023		1,048
2024		1,076
2025		1,105
Total minimum lease payments	$ 4,145	4,518
Less: Imputed interest	(200)	(282)
Present value of operating lease liabilities	$ 3,945	$ 4,236